Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents
Cash and cash equivalent break down as follows:

	As of
(in thousands of euros)	June 30, 2024	December 31, 2023
Cash and bank accounts	4,023	75,283
Short-term bank deposits	62,312	—
Net Cash and cash equivalents	66,335	75,283